Lease liability (Tables)	12 Months Ended
Dec. 31, 2012
Lease liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524